April 27, 2000


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:      Division of Investment Management

RE:     Merrill Lynch Global Value Fund, Inc.
	Post-Effective Amendment No. 5 to the Registration
	Statement on Form N-1A (Securities Act File
	No. 333-1663, Investment Company Act No. 811-7561)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of
	1933, as amended(the "1933 Act"), Merrill Lynch Global Value Fund, Inc.(the "Fund") hereby certifies that:

	(1)     the form of Prospectus
		and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A; and

	(2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 20, 2000.


					Very truly yours,

				MERRILL LYNCH GLOBAL VALUE FUND, INC.


				 By:    /s/ Lori A. Martin
				    ______________________________
					 Lori A. Martin
					    Secretary